Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Credit Losses) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 9,141	$ 8,189
Provision for credit losses	1,212	1,001
Write-offs, net of recoveries	(957)	(759)
Foreign exchange disposals and other adjustments	202	(163)
Allowance account for credit losses of financial assets, Balance at end of period	9,598	8,268
Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,094	7,136
Allowance account for credit losses of financial assets, Balance at end of period	8,655	7,265
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	9,137	8,185
Provision for credit losses	1,212	1,001
Write-offs, net of recoveries	(957)	(759)
Foreign exchange disposals and other adjustments	202	(162)
Allowance account for credit losses of financial assets, Balance at end of period	9,594	8,265
Allowance For Credit Losses On Debt Securities [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	4	4
Provision for credit losses	0	0
Write-offs, net of recoveries	0	0
Foreign exchange disposals and other adjustments	0	(1)
Allowance account for credit losses of financial assets, Balance at end of period	4	3
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	3	2
Provision for credit losses	0	0
Write-offs, net of recoveries	0	0
Foreign exchange disposals and other adjustments	0	0
Allowance account for credit losses of financial assets, Balance at end of period	3	2
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	1	2
Provision for credit losses	0	0
Write-offs, net of recoveries	0	0
Foreign exchange disposals and other adjustments	0	(1)
Allowance account for credit losses of financial assets, Balance at end of period	1	1
At Amortized Cost [Member] | Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,094	7,136
Allowance account for credit losses of financial assets, Balance at end of period	8,654	7,265
At FVOCI [Member] | Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	0	0
Allowance account for credit losses of financial assets, Balance at end of period	1	0
Allowance For Off Balance Sheet Insturments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,043	1,049
Allowance account for credit losses of financial assets, Balance at end of period	939	1,000
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	365	403
Provision for credit losses	(1)	8
Write-offs, net of recoveries	(1)	(2)
Foreign exchange disposals and other adjustments	5	1
Allowance account for credit losses of financial assets, Balance at end of period	368	410
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,133	1,895
Provision for credit losses	356	382
Write-offs, net of recoveries	(334)	(275)
Foreign exchange disposals and other adjustments	34	(23)
Allowance account for credit losses of financial assets, Balance at end of period	2,189	1,979
Credit card [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,699	2,577
Provision for credit losses	450	430
Write-offs, net of recoveries	(436)	(369)
Foreign exchange disposals and other adjustments	84	(61)
Allowance account for credit losses of financial assets, Balance at end of period	2,797	2,577
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	3,940	3,310
Provision for credit losses	407	181
Write-offs, net of recoveries	(186)	(113)
Foreign exchange disposals and other adjustments	79	(79)
Allowance account for credit losses of financial assets, Balance at end of period	$ 4,240	$ 3,299